RISK MANAGEMENT (Details) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Loans And Receivables From Banks, Net [Member]
Disclosure of credit risk exposure [line items]
Total	$ 70,285	[1]	$ 150,780	[2]	$ 99,468	[3]
Loans And Receivables From Customers, Net [Member]
Disclosure of credit risk exposure [line items]
Total	20,382,605	[4]	21,003,952	[5]	6,801,071	[6]
Derivative Financial Instruments [Member]
Disclosure of credit risk exposure [line items]
Total	1,248,775		1,102,769		227,984
Investments Under Agreements To Resell [Member]
Disclosure of credit risk exposure [line items]
Total	28,524		170,242		10,293
Financial Investments Available-For-Sale [Member]
Disclosure of credit risk exposure [line items]
Total	2,663,478		2,074,077		514,985
Held To Maturity Investments [Member]
Disclosure of credit risk exposure [line items]
Total	202,030		226,433
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Total	24,405,987		20,444,648		6,705,492
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member]
Disclosure of credit risk exposure [line items]
Total	70,077		150,568		99,398
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member]
Disclosure of credit risk exposure [line items]
Total	19,764,078		20,444,648		6,705,492
Credit Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of credit risk exposure [line items]
Total	1,248,775		1,102,769		227,984
Credit Risk [Member] | Investments Under Agreements To Resell [Member]
Disclosure of credit risk exposure [line items]
Total	28,524		170,242		10,293
Credit Risk [Member] | Financial Investments Available-For-Sale [Member]
Disclosure of credit risk exposure [line items]
Total	2,663,478		2,074,077		514,985
Credit Risk [Member] | Held To Maturity Investments [Member]
Disclosure of credit risk exposure [line items]
Total	202,030		226,433
Credit Risk [Member] | Other Assets [Member]
Disclosure of credit risk exposure [line items]
Total	$ 429,025		$ 427,394		$ 135,742

[1]	Loans and advances to banks are presented gross. The amount of provisions corresponds to MCh$208.
[2]	Loans and advances to banks are presented gross. The amount of provisions corresponds to MCh$212.
[3]	Loans and advances to banks are presented gross. The amount of provisions corresponds to MCh$70.
[4]	Loans are presented gross. Provisions by loan type are detailed as follows: Commercial MCh$383,950, Mortgage MCh$45,312 and Consumer MCh$189,265.
[5]	Loans are presented gross. Provisions by loan type are detailed as follows: Commercial MCh$418,928, Mortgage MCh$23,472 and Consumer MCh$116,904.
[6]	Loans are presented gross. Provisions by loan type are detailed as follows: Commercial MCh$61,995, Mortgage MCh$6,251 and Consumer MCh$27,333.